Equity - Schedule of Movement of Respective Share Purchase Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Respective Share Purchase Warrants [Abstract]
At beginning of period/year	$ 24,379,389	$ 22,699,351
Additions and recognized in profit or loss		1,680,038
Terminated during the year	(16,244,916)
At end of period/year	$ 8,134,473	$ 24,379,389